Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities

	As of March 31,
	2026	2025
Accounts payable	51,766	56,093
Accrued bonuses	85,044	60,485
Accrued payroll taxes	14,991	7,049
Accrued liabilities	157,662	126,543
Total accounts payable and accrued liabilities	$309,463	$250,170